Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	JPMorgan Trust I
Prospectus Date	rr_ProspectusDate	Nov. 01, 2019
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

J.P. MORGAN U.S. EQUITY FUNDS

JPMorgan Intrepid Sustainable Equity Fund

(a series of JPMorgan Trust I)

(All Share Classes)

Supplement dated May 20, 2020 to the Summary Prospectus, Prospectus and Statement of Additional Information dated November 1, 2019, as supplemented

IMPORTANT NOTICE REGARDING CHANGES IN NAME, INVESTMENT POLICY AND

INVESTMENT STRATEGIES

At its May 2020 meeting, the Board of Trustees (“Board”) approved changes to the name, investment policy and investment strategies of the JPMorgan Intrepid Sustainable Equity Fund (the “Fund”).

The Fund currently expects that these changes will become effective on or about August 15, 2020 (the “Effective Date”). On the Effective Date, a new prospectus (the “New Prospectus”) will replace the existing prospectus for the Fund. You should refer to the New Prospectus for the Fund, when it is available. Please note that the New Prospectus reflecting changes for the Fund is not yet effective and that the information in this supplement, including the Fund’s policy for investing at least 80% of its net assets, plus the amount of any borrowings for investment purposes, as described below (the “New 80% Policy”), may be changed at any time prior to the Effective Date.

The following is a brief summary of some of the changes that are anticipated to take effect on or after the Effective Date. Please refer to the New Prospectus, once available, for a more complete discussion of the Fund’s strategies after the Effective Date.

Name Change

The Fund’s new name will be: JPMorgan U.S. Sustainable Leaders Fund.

New 80% Policy

The New 80% Policy will be: Under normal circumstances, the Fund will invest at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in the equity securities of U.S. companies meeting the adviser’s sustainability criteria. The Fund’s existing policy does not contain the “U.S.” component, although the Fund has historically invested at least 80% of its net assets in U.S. companies.

Strategy Change

Under the new strategy, in managing the Fund, the adviser will identify companies that, in the adviser’s opinion, are sustainable leaders based on its sustainability criteria, and have attractive value, quality and momentum characteristics. The Fund will primarily invest in large-cap and mid-cap common stocks, and under normal circumstances, the Fund will invest at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in the equity securities of U.S. companies meeting the adviser’s sustainability criteria.

In terms of investment process, after the Effective Date, the Fund will continue to have an actively managed strategy. In choosing securities to purchase, the Fund’s adviser will evaluate and internally rank companies to identify those companies that, in the adviser’s view, are sustainable leaders and have attractive value, quality and momentum characteristics. In addition, the Fund will seek to avoid investing in companies that the adviser has determined, based on its exclusionary criteria, to be significantly involved in certain business activities or industries, including the production of alcohol, tobacco, controversial weapons, traditional weapons, thermal coal, adult entertainment and gambling products and services.

Under the existing strategy, in managing the Fund, the adviser identifies companies that, in the adviser’s opinion, generally approach environmental, social and corporate governance (ESG) practices in a thoughtful manner while also having attractive value, quality and momentum characteristics. The Fund primarily invests in large-cap and mid-cap common stocks, and under normal circumstances, the Fund invests at least 80% of its net assets in the equity securities of companies meeting the Fund’s sustainability criteria.

In terms of investment process, the Fund has an actively managed strategy that employs an investment process based on behavioral finance principles. The strategy also seeks to avoid those companies that, based on the Fund’s ESG scoring methodology, rank among the worst based on each of the ESG criteria individually, but does not automatically exclude companies in particular industries such as tobacco, alcohol or gambling.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT WITH THE SUMMARY PROSPECTUS, PROSPECTUS AND STATEMENT OF ADDITIONAL INFORMATION FOR FUTURE REFERENCE

JPMorgan Intrepid Sustainable Equity Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

J.P. MORGAN U.S. EQUITY FUNDS

JPMorgan Intrepid Sustainable Equity Fund

(a series of JPMorgan Trust I)

(All Share Classes)

Supplement dated May 20, 2020 to the Summary Prospectus, Prospectus and Statement of Additional Information dated November 1, 2019, as supplemented

IMPORTANT NOTICE REGARDING CHANGES IN NAME, INVESTMENT POLICY AND

INVESTMENT STRATEGIES

At its May 2020 meeting, the Board of Trustees (“Board”) approved changes to the name, investment policy and investment strategies of the JPMorgan Intrepid Sustainable Equity Fund (the “Fund”).

The Fund currently expects that these changes will become effective on or about August 15, 2020 (the “Effective Date”). On the Effective Date, a new prospectus (the “New Prospectus”) will replace the existing prospectus for the Fund. You should refer to the New Prospectus for the Fund, when it is available. Please note that the New Prospectus reflecting changes for the Fund is not yet effective and that the information in this supplement, including the Fund’s policy for investing at least 80% of its net assets, plus the amount of any borrowings for investment purposes, as described below (the “New 80% Policy”), may be changed at any time prior to the Effective Date.

The following is a brief summary of some of the changes that are anticipated to take effect on or after the Effective Date. Please refer to the New Prospectus, once available, for a more complete discussion of the Fund’s strategies after the Effective Date.

Name Change

The Fund’s new name will be: JPMorgan U.S. Sustainable Leaders Fund.

New 80% Policy

The New 80% Policy will be: Under normal circumstances, the Fund will invest at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in the equity securities of U.S. companies meeting the adviser’s sustainability criteria. The Fund’s existing policy does not contain the “U.S.” component, although the Fund has historically invested at least 80% of its net assets in U.S. companies.

Strategy Change

Under the new strategy, in managing the Fund, the adviser will identify companies that, in the adviser’s opinion, are sustainable leaders based on its sustainability criteria, and have attractive value, quality and momentum characteristics. The Fund will primarily invest in large-cap and mid-cap common stocks, and under normal circumstances, the Fund will invest at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in the equity securities of U.S. companies meeting the adviser’s sustainability criteria.

In terms of investment process, after the Effective Date, the Fund will continue to have an actively managed strategy. In choosing securities to purchase, the Fund’s adviser will evaluate and internally rank companies to identify those companies that, in the adviser’s view, are sustainable leaders and have attractive value, quality and momentum characteristics. In addition, the Fund will seek to avoid investing in companies that the adviser has determined, based on its exclusionary criteria, to be significantly involved in certain business activities or industries, including the production of alcohol, tobacco, controversial weapons, traditional weapons, thermal coal, adult entertainment and gambling products and services.

Under the existing strategy, in managing the Fund, the adviser identifies companies that, in the adviser’s opinion, generally approach environmental, social and corporate governance (ESG) practices in a thoughtful manner while also having attractive value, quality and momentum characteristics. The Fund primarily invests in large-cap and mid-cap common stocks, and under normal circumstances, the Fund invests at least 80% of its net assets in the equity securities of companies meeting the Fund’s sustainability criteria.

In terms of investment process, the Fund has an actively managed strategy that employs an investment process based on behavioral finance principles. The strategy also seeks to avoid those companies that, based on the Fund’s ESG scoring methodology, rank among the worst based on each of the ESG criteria individually, but does not automatically exclude companies in particular industries such as tobacco, alcohol or gambling.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT WITH THE SUMMARY PROSPECTUS, PROSPECTUS AND STATEMENT OF ADDITIONAL INFORMATION FOR FUTURE REFERENCE